6 Cash and cash equivalents (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents (a)	R$ 987,313	R$ 930,117
U.S. dollars
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents (a)	R$ 70,523	R$ 2,529
Bank Certificates of Deposit [member]
CashAndCashEquivalentLineItems [Line Items]
Percentage of average interest		99.22%
Interbank Certificates Of Deposit [member]
CashAndCashEquivalentLineItems [Line Items]
Percentage of average interest	90.95%